June 24, 2019

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

RE: Touchstone Funds Group Trust (the “Trust”) (File Nos: 033-70958 and 811-08104)

Ladies and Gentlemen:

We are filing today, through the EDGAR system on behalf of the Trust, Post-Effective Amendment No. 113 (the “Amendment”) to the Trust’s registration statement on Form N-1A. The Amendment is being filed pursuant to Rule 485(a) under the Securities Act of 1933, as amended, for review and comment by the staff of the U.S. Securities and Exchange Commission (the “Commission”). Pursuant to Rule 485(a), the Trust has designated on the facing sheet to the Registration Statement that the Amendment become effective 60 days after filing. No fees are required in connection with this filing.

The Amendment is being filed for the purposes of (1) submitting a revised registration statement with respect to the Touchstone Premium Yield Equity Fund (to be renamed Touchstone International ESG Equity Fund), a series of the Trust (the "Fund"); and (2) the addition of Institutional Class shares of the Fund. The Fund currently offers Classes A, C and Y shares.

Please direct any comments or questions on this filing to Renee Hardt, Esq. at 312-609-7616 or Mark Quade, Esq. at 312-609-7515, both of Vedder Price, P.C.

Best regards,

/s/Meredyth A. Whitford-Schultz
Meredyth A. Whitford-Schultz
Counsel & Secretary of the Trust